UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Soundpost Partners, LP

Address:  405 Park Avenue
          6th Floor
          New York, New York 10022

13F File Number: 28 -

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Howard Bloom
Title:    Chief Financial Officer
Phone:    (212) 920-8388

Signature, Place and Date of Signing:


/s/ Howard Bloom              New York, New York            February 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  86

Form 13F Information Table Value Total:  $169,830(thousands)

List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                       Soundpost Partners, LP
                                                          December 31, 2007
    COLUMN 1                      COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6   COL 7         COLUMN 8
                                                              VALUE    SHRS OR   SH/ PUT/   INVESTMNT   OTHER    VOTING AUTHORITY
 NAME OF ISSUER                TITLE OF CLASS     CUSIP     (X$1000)   PRN AMT   PRN CALL   DISCRETIN   MNGRS  SOLE      SHARED NONE
 --------------                --------------     -----     --------   -------   --- ----   ---------   -----  ----      -----------
ACCURIDE CORP                        COM        004398103     2,036      259,068 SH            SOLE      NONE    259,068
ACXIOM CORP                          COM        005125109     4,236      361,100 SH            SOLE      NONE    361,100
AFFILIATED COMPUTER SERVICES        CL A        008190100     3,608       80,000 SH            SOLE      NONE     80,000
AGILYSYS INC                         COM        00847J105     1,573      104,008 SH            SOLE      NONE    104,008
ALLIED DEFENSE GROUP INC             COM        019118108       390       67,636 SH            SOLE      NONE     67,636
AMBASSADORS INTL INC                 COM        023178106       840       57,610 SH            SOLE      NONE     57,610
ANGELICA CORP                        COM        034663104     1,381       72,300 SH            SOLE      NONE     72,300
ASPECT MED SYS INC                   COM        045235108     2,490      177,854 SH            SOLE      NONE    177,854
BEARINGPOINT INC                     COM        074002106     4,357    1,539,660 SH            SOLE      NONE  1,539,660
BELO CORP                         COM SER A     080555105     3,662      210,000 SH            SOLE      NONE    210,000
BWAY HOLDING CO                      COM        12429T104     1,700      174,400 SH            SOLE      NONE    174,400
CATERPILLAR INC DEL                  COM        149123101     3,124       50,000      PUT      SOLE      NONE     50,000
CERNER CORP                          COM        156782104     2,670       51,400      PUT      SOLE      NONE     51,400
CHILDRENS PL RETAIL STORES I         COM        168905107     4,110      158,499 SH            SOLE      NONE    158,499
CHILDRENS PL RETAIL STORES I         COM        168905107       284       17,800     CALL      SOLE      NONE     17,800
CHIPOTLE MEXICAN GRILL INC          CL A        169656105     1,841       15,300      PUT      SOLE      NONE     15,300
COMMERCIAL VEH GROUP INC             COM        202608105     3,578      246,761 SH            SOLE      NONE    246,761
CONSECO INC                        COM NEW      208464883     3,022      282,400 SH  CALL      SOLE      NONE    282,400
CONSECO INC                        COM NEW      208464883     4,395      349,900 SH            SOLE      NONE    349,900
CPI CORP                             COM        125902106       992       42,100 SH            SOLE      NONE     42,100
CRAY INC                           COM NEW      225223304     3,796      633,659 SH            SOLE      NONE    633,659
CSK AUTO CORP                        COM        125965103     1,372      273,777 SH            SOLE      NONE    273,777
DICKS SPORTING GOODS INC             COM        253393102     2,124       80,000      PUT      SOLE      NONE     80,000
DICKS SPORTING GOODS INC             COM        253393102     1,646       62,000      PUT      SOLE      NONE     62,000
DTS, INC.                            COM        23335C101     1,768       69,144 SH            SOLE      NONE     69,144
EMBRAER-EMPRESA BRASILEIRA D   SP ADR COM SHS   29081M102     6,355      139,400 SH            SOLE      NONE    139,400
GARMIN LTD                           ORD        G37260109     1,918       29,900      PUT      SOLE      NONE     29,900
GARMIN LTD                           ORD        G37260109     3,939       61,400      PUT      SOLE      NONE     61,400
GARMIN LTD                           ORD        G37260109     1,283       20,000      PUT      SOLE      NONE     20,000
GOODYEAR TIRE & RUBR CO              COM        382550101     3,028      107,300 SH            SOLE      NONE    107,300
GOODYEAR TIRE & RUBR CO              COM        382550101     2,396      102,000     CALL      SOLE      NONE    102,000
HERCULES TECH GR CAP INC             COM        427096508     2,428      195,488 SH            SOLE      NONE    195,488
HFF INC                             CL A        40418F108       388       50,100 SH            SOLE      NONE     50,100
HORIZON LINES INC                    COM        44044K101     3,206      172,000 SH            SOLE      NONE    172,000
HUDSON HIGHLAND GROUP INC            COM        443792106     3,005      357,369 SH            SOLE      NONE    357,369
ITRON INC                            COM        465741106     1,305       15,000      PUT      SOLE      NONE     15,000
KEYNOTE SYSTEMS INC                  COM        493308100     2,299      163,642 SH            SOLE      NONE    163,642
LANDAMERICA FINL GROUP INC           COM        514936103       766       28,700     CALL      SOLE      NONE     28,700
LANDAMERICA FINL GROUP INC           COM        514936103       195        7,300     CALL      SOLE      NONE      7,300
LANDAMERICA FINL GROUP INC           COM        514936103       214        8,000     CALL      SOLE      NONE      8,000
LANDAMERICA FINL GROUP INC           COM        514936103       134        5,000     CALL      SOLE      NONE      5,000
LANDAMERICA FINL GROUP INC           COM        514936103       515       19,300     CALL      SOLE      NONE     19,300
LANDAMERICA FINL GROUP INC           COM        514936103       267       10,000     CALL      SOLE      NONE     10,000
LANDAMERICA FINL GROUP INC           COM        514936103       267       10,000     CALL      SOLE      NONE     10,000
LANDAMERICA FINL GROUP INC           COM        514936103       400       15,500     CALL      SOLE      NONE     15,500
LANDAMERICA FINL GROUP INC           COM        514936103       139        5,200     CALL      SOLE      NONE      5,200
LANDAMERICA FINL GROUP INC           COM        514936103        53        2,000     CALL      SOLE      NONE      2,000
LANDAMERICA FINL GROUP INC           COM        514936103       400       15,000     CALL      SOLE      NONE     15,000
LANDAMERICA FINL GROUP INC           COM        514936103       267       10,000     CALL      SOLE      NONE     10,000
LANDAMERICA FINL GROUP INC           COM        514936103        27        1,000     CALL      SOLE      NONE      1,000
LEGG MASON INC                       COM        524901105     2,926       40,000 SH            SOLE      NONE     40,000
LEGG MASON INC                       COM        524901105     1,863       27,100      PUT      SOLE      NONE     27,100
LEHMAN BROS HLDGS INC                COM        524908100     1,366       25,000      PUT      SOLE      NONE     25,000
LULULEMON ATHLETICA INC              COM        550021109       708       21,900      PUT      SOLE      NONE     21,900
MADDEN STEVEN LTD                    COM        556269108     2,132      106,599 SH            SOLE      NONE    106,599
MARINEMAX INC                        COM        567908108       654       42,200 SH            SOLE      NONE     42,200
MIDAS GROUP INC                      COM        595626102     2,781      189,703 SH            SOLE      NONE    189,703
NAVTEQ CORP                          COM        63936L100     1,732       23,600      PUT      SOLE      NONE     23,600
NOBLE INTL LTD                       COM        655053106     1,488       91,225 SH            SOLE      NONE     91,225
OMNICARE INC                         COM        681904108       673       27,900     CALL      SOLE      NONE     27,900
PACER INTL INC TENN                  COM        69373H106     1,168       80,000 SH            SOLE      NONE     80,000
PENNEY J C INC                       COM        708160106     3,299       75,000 SH            SOLE      NONE     75,000
PGT INC                              COM        69336V101       711      149,430 SH            SOLE      NONE    149,430
PHH CORP                           COM NEW      693320202     4,678      265,192 SH            SOLE      NONE    265,192
PHYSICIANS FORMULA HLDGS INC         COM        719427106     1,605      135,129 SH            SOLE      NONE    135,129
PINNACLE AIRL CORP                   COM        723443107       458       30,000 SH            SOLE      NONE     30,000
POINT 360                            COM        730507100     1,124      511,100 SH            SOLE      NONE    511,100
PRG-SCHULTZ INTERNATIONAL IN       COM NEW      69357C503     2,863      334,034 SH            SOLE      NONE    334,034
PROSHARES TR                   ULTRA XIN CH25   74347R321       692        9,000 SH            SOLE      NONE      9,000
SATCON TECHNOLOGY CORP               COM        803893106       253      153,205 SH            SOLE      NONE    153,205
SECURITY CAPITAL ASSURANCE           COM        G8018D107       389       99,900 SH            SOLE      NONE     99,900
SELECTICA INC                        COM        816288104       729      404,925 SH            SOLE      NONE    404,925
SKECHERS USA INC                    CL A        830566105     1,146       58,740 SH            SOLE      NONE     58,740
SMURFIT STONE CONTAINER CORP         COM        832727101     2,710      256,600 SH            SOLE      NONE    256,600
SOURCE INTERLINK COS INC           COM NEW      836151209     2,358      818,793 SH            SOLE      NONE    818,793
STEINWAY MUSICAL INSTRS INC          COM        858495104       567       20,578 SH            SOLE      NONE     20,578
STEREOTAXIS INC                      COM        85916J102     4,770      390,351 SH            SOLE      NONE    390,351
SUNRISE SENIOR LIVING INC            COM        86768K106     5,989      195,200 SH            SOLE      NONE    195,200
SUPERTEL HOSPITALITY INC MD          COM        868526104       517       84,226 SH            SOLE      NONE     84,226
TAKE-TWO INTERACTIVE SOFTWA          COM        874054109     5,197      281,700 SH            SOLE      NONE    281,700
TERCICA INC                          COM        88078L105     1,070      157,816 SH            SOLE      NONE    157,816
TERRESTAR CORP                       COM        881451108       692       95,450 SH            SOLE      NONE     95,450
THERMADYNE HLDGS CORP NEW       COM PAR $0.01   883435307     1,670      145,250 SH            SOLE      NONE    145,250
TRM CORP                             COM        872636105       240      533,816 SH            SOLE      NONE    533,816
VALUEVISION MEDIA INC               CL A        92047K107    11,008    1,750,000 SH            SOLE      NONE  1,750,000
ZIPREALTY INC                        COM        98974V107     1,415      252,619 SH            SOLE      NONE    252,619

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